Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 484,020	$ 418,507
Accounts receivable, net	35,253	38,463
Investment tax credits receivable	147,474	131,220
Other tax credits	57,073	82,997
Prepaid expenses	8,767	25,595
Total Current Assets	732,587	696,782
Investments	711,953	117,109
Property and equipment, net	28,930	24,334
Total Assets	1,473,470	838,225
Current liabilities
Accounts payable	20,326	9,057
Accrued liabilities	12,301	19,041
Deferred revenue	90,890	60,224
Total current liabiliities	123,517	88,322
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at June 30, 2018 and March 31, 2018.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at June 30, 2018 and March 31, 2018.
Common shares, no par value, Unlimited authorized shares; 8,136348 shares issued and outstanding as at June 30, 2018 and 8,136,348 shares as at March 31, 2018.	$ 19,491,842	$ 19,484,482
Additional paid-in capital	2,961,105	2,962,105
Accumulated deficit	(20,671,090)	(21,325,620)
Accumulated other comprehensive income	165,137	(378,425)
Total shareholders' equity	1,349,953	749,902
Total liability and equity	$ 1,473,470	$ 838,225